Financial Instruments and Risk Management - Offsetting Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	$ 896	$ 813
Offsetting financial assets, Amount offset	(300)	(455)
Offsetting financial assets, Net amount	596	358
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(891)	(863)
Offsetting financial liabilities, Amount offset	306	369
Offsetting financial liabilities, Net amount	(585)	(494)
Financial liabilities, derivatives
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(48)	(107)
Offsetting financial liabilities, Amount offset	25	62
Offsetting financial liabilities, Net amount	(23)	(45)
Financial liabilities, normal purchase and sale agreements
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	(843)	(756)
Offsetting financial liabilities, Amount offset	281	307
Offsetting financial liabilities, Net amount	(562)	(449)
Financial assets, derivatives
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	79	188
Offsetting financial assets, Amount offset	(26)	(120)
Offsetting financial assets, Net amount	53	68
Financial assets, normal purchase and sale agreements
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	817	625
Offsetting financial assets, Amount offset	(274)	(335)
Offsetting financial assets, Net amount	$ 543	$ 290